Financial Instrument Risks and Risk Management	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
FINANCIAL INSTRUMENT RISKS AND RISK MANAGEMENT	FINANCIAL INSTRUMENT RISKS AND RISK MANAGEMENT
The Company is exposed in varying degrees to a variety of financial instrument related risks including credit risk, liquidity risk and market risk. The Company’s Board of Directors approves and oversees the Company’s risk management process, which seeks to minimize the potential adverse effects of financial risks on the Company’s financial results. At December 31, 2024, the financial risks to which the Company is exposed and the Company’s objectives, policies and processes for managing those risks are as follows:
(a)Credit risk
Credit risk is the risk of financial loss to the Company if a counterparty to a financial instrument fails to meet its contractual obligations.
The Company is primarily exposed to credit risk on its cash and cash equivalents, trade receivables, restricted cash and other current and non-current receivables. The Company’s maximum exposure to credit risk on its financial assets, other than those measured at FVTPL and FVOCI, at December 31, 2024, represented by the carrying amounts of the financial assets, was $279.7 million (2023 – $235.5 million).
The Company limits its exposure to credit risk on its cash and cash equivalents and restricted cash by investing in high credit quality instruments and maintaining its cash balances in financial institutions with strong credit ratings.
Credit risk arising from the Company’s trade receivables is low with negligible expected credit losses as the Company primarily sells its products to large global financial institutions and other companies with high credit ratings.
31.    FINANCIAL INSTRUMENT RISKS AND RISK MANAGEMENT (CONTINUED)
(b)Liquidity risk
Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due.
The Company enters into contracts in the normal course of business that give rise to commitments for future payments. The following table summarizes the contractual maturities of the Company’s financial liabilities, and operating and capital purchase commitments at December 31, 2024:

	Within 1 year	1-2 years	2-3 years	3-4 years	4–5 years	Thereafter	Total
Trade payables and accrued liabilities	$241,030	$—	$—	$—	$—	$—	$241,030
Loans and borrowings(1)(4)	253,751	777,383	420,615	180,694	—	—	1,632,443
Derivative liabilities(2)	57,663	17,118	—	—	—	—	74,781
Lease liabilities(4)	31,700	25,088	19,110	12,786	4,470	9,763	102,917
Other financial liabilities(1)(3)(4)	28,368	27,952	27,774	26,764	19,795	8,015	138,668
Reclamation and closure costs(4)	14,475	29,436	18,371	11,329	8,255	143,490	225,356
Purchase commitments(4)	66,694	8,024	7,437	7,000	6,881	22,791	118,827
Other operating commitments(4)	25,777	26,808	27,880	28,995	1,063	12,694	123,217
Total	$719,458	$911,809	$521,187	$267,568	$40,464	$196,753	$2,657,239
(1)Amounts for loans and borrowings in the above table include principal and interest payments, except accrued interest, which is included in trade payables and accrued liabilities.
(2)Derivative liabilities in the above table represent the fair values of the derivative instruments that are expected to be cash-settled.
(3)Other financial liabilities in the above table include the Equipment Facility (note 17(a)).
(4)Amounts included in the above table represent the undiscounted future cash flows.
The Company has a $700.0 million Revolving Facility available for general corporate purposes, other than for repayment of amounts owing under the 2020 Convertible Notes and 2023 Convertible Notes. At December 31, 2024, there was $104.6 million undrawn on the Revolving Facility (note 13(a)).
The Company’s objective in managing its liquidity risk is to ensure there is sufficient capital to meet its short-term business requirements after considering the Company’s holdings of cash and cash equivalents. The Company seeks to manage its liquidity risk through a rigorous planning, budgeting and forecasting process to help determine the funding requirements to support its current operations, development and expansion plans. The Company also manages its liquidity risk by managing its capital structure (note 32).
(c)Market risk
Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. The Company is exposed to the following market risks: currency risk, interest rate risk, and other price risk.
(i)Foreign currency risk
Currency risk is the risk that the fair values or future cash flows of the Company’s financial instruments, in functional currency terms, will fluctuate because of changes in foreign exchange rates. At December 31, 2024, the functional currency of the Company and its subsidiaries is the US dollar. At December 31, 2024, the Company and its subsidiaries are exposed to currency risk on transactions, investments and balances denominated in currencies other than USD, principally in CAD, BRL and MXN. Prior to reaching commercial production on November 6, 2024, Greenstone, which had a Canadian dollar functional currency until such date (notes 2(d) and 4(a)(i)), was exposed to currency risk on transactions and balances denominated in USD.
31.    FINANCIAL INSTRUMENT RISKS AND RISK MANAGEMENT (CONTINUED)
(c)Market risk (continued)
(i)Foreign currency risk (continued)
The following table summarizes the Company’s exposure to currency risk arising from financial assets and financial liabilities, excluding foreign exchange contracts, denominated in foreign currencies:

At December 31, 2024	CAD	BRL	MXN	USD
Financial assets
Cash and cash equivalents	$10,730	$33,228	$1,758	$—
Marketable securities	6,142	—	—	—
Derivative assets	81	—	—	—
Restricted cash	6,921	4,737	—	—
Other financial assets	6,657	3,611	—	—
Financial liabilities
Accounts payable and accrued liabilities	(38,043)	(61,877)	(32,922)	—
Derivative liabilities	—	(1,931)	—	—
Lease liabilities	(36,983)	(7,075)	—	—
	$(44,495)	$(29,307)	$(31,164)	$—
At December 31, 2023
Financial assets
Cash and cash equivalents	$8,434	$14,903	$281	$14,494
Marketable securities	92,666	—	—	—
Derivative assets	89	—	—	—
Restricted cash	—	5,212	—	1,745
Other financial assets	1,849	2,928	—	3,669
Financial liabilities
Accounts payable and accrued liabilities	(11,731)	(69,909)	(38,291)	(6,101)
Derivative liabilities	(168)	(4,420)	—	—
Lease liabilities	(783)	(14,713)	(57)	(11,113)
Other financial liabilities	—	—	—	(31,070)
	$90,356	$(65,999)	$(38,067)	$(28,376)
Based on the above foreign currency denominated financial assets and financial liabilities at December 31, 2024, excluding the effect of foreign exchange contracts, the reasonably possible weakening in foreign currencies against the USD, assuming all other variables remained constant, would have resulted in the following increase in the Company’s net income during the year ended December 31, 2024:

2024
CAD – 10%	$3,248
BRL – 10%	2,139
MXN – 10%	2,275
In accordance with its foreign currency exchange risk management program, the Company uses foreign exchange contracts to manage its exposure to currency risk on expenditures in CAD, BRL, and MXN which are accounted for as derivative financial instruments (note 16(b)(i)). At December 31, 2024, a 10% weakening in the CAD, BRL, and MXN against the USD would have resulted in an increase in the fair value of the Company’s foreign currency net derivative liability and a decrease of $53.8 million in the Company’s net income during the year ended December 31, 2024. A 10% strengthening in the CAD, BRL, and MXN against the USD would have resulted in a decrease in the fair value of the Company’s foreign currency net derivative liability and an increase of $38.0 million in the Company’s net income during the year ended December 31, 2024.
31.    FINANCIAL INSTRUMENT RISKS AND RISK MANAGEMENT (CONTINUED)
(c)Market risk (continued)
(ii)Interest rate risk
Interest rate risk is the risk that the fair values or future cash flows of the Company’s financial instruments will fluctuate because of changes in market interest rates.
At December 31, 2024, the Company is exposed to interest rate cash flow risk on its Credit Facility which is subject to variable interest rates based on SOFR (note 13(a)). A 1.0% increase or decrease in the SOFR interest rate during the year ended December 31, 2024 would have resulted in a decrease or increase of $6.7 million, respectively, in the Company’s net income during the year ended December 31, 2024.
The Company is also exposed to interest rate cash flow risk on its cash and cash equivalents and restricted cash that earn variable interest.
(iii)Other price risk
Other price risk is the risk that the fair values or future cash flows of the Company’s financial instruments will fluctuate because of changes in market prices, other than currency risk or interest rate risk.
At December 31, 2024, the Company held investments in marketable securities and an investment in Versamet which are measured at fair value. A 10% increase in the applicable share prices would have resulted in a decrease of $3.3 million in the Company’s other comprehensive loss for the year ended December 31, 2024. A 10% decrease in the applicable share prices would have resulted in an increase of $3.3 million in the Company’s other comprehensive loss.
In connection with the gold swap agreements (note 16(b)(ii)) and the Greenstone Contingent Consideration (note 16(b)(iii)), a 10% increase in the price of gold at December 31, 2024 would have resulted in a decrease of $15.3 million in the Company's net income for the year ended December 31, 2024. A 10% decrease in the price of gold at December 31, 2024 would have resulted in an increase of $11.6 million in the Company’s net income for the year ended December 31, 2024. Based on the contractual terms and total notional ounces remaining, the Company is not exposed to significant price risk on its outstanding gold collar contracts as at December 31, 2024.